Commitments and contingencies (Details)	Jun. 30, 2016 USD ($)
Other Commitments [Line Items]
2016	$ 186,722
2017	809,131
2018-2020	770,543
Loan Commitment Fees [Member]
Other Commitments [Line Items]
2016	151,402
2017	0
2018-2020	0
Office Space [Member]
Other Commitments [Line Items]
2016	35,320
2017	809,131
2018-2020	$ 770,543